Note 3 - Acquisitions (Details) - Acquisition Details (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquisitions 2015 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 175
Acquistitions 2014 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	797
Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 485